Schedule of plant and equipment (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Property, Plant, and Equipment [Line Items]
Total	$ 683,208	$ 884,140	$ 1,049,664
Less: accumulated depreciation	(312,115)	(403,908)	(526,234)
Net book value	371,093	480,232	523,430
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total	6,412	8,298	22,496
Machinery [Member]
Property, Plant, and Equipment [Line Items]
Total			142,419
Office Equipment & Computers [Member]
Property, Plant, and Equipment [Line Items]
Total	215,481	278,854	286,561
Renovation [Member]
Property, Plant, and Equipment [Line Items]
Total	$ 461,315	$ 596,988	$ 598,188